Convertible Notes (Details) - Schedule of Table Presents a Reconciliation of the Senior Convertible Notes - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Table Presents a Reconciliation of the Senior Convertible Notes [Line Items]
Balance as of beginning	$ 9,930
Issuance		9,707
Amortization of discount		17
Paid-in-kind interest		206
Balance at ending	$ 10,147	$ 9,930